Adjusting items included in profit from operations (Tables)	6 Months Ended
Jun. 30, 2024
Profit From Operations [Abstract]
Summary of adjusting items within profit from operations	In summary, in the six months ended 30 June 2024, the Group incurred £1,306 million (30 June 2023: £85 million) of adjusting items within profit from operations:

	Six months ended 30 June
	2024	2023
	£m	£m
Restructuring and integration costs	—	(2)
(a) Amortisation and impairment of trademarks and similar intangibles	1,295	108
(b) Credit in respect of settlement of historical litigation in relation to the Fox River	(132)	—
(b) Credit in respect of calculation of excise on social contributions in Brazil	—	(147)
(b) Credit in respect of calculation of VAT on social contributions in Brazil	—	(13)
(b) Charges in respect of DOJ and OFAC investigations	4	66
(b) Other adjusting items (including Engle)	133	57
(c) Impairment of goodwill	—	—
Charges in connection with planned disposal of subsidiaries	—	17
Credit in connection with disposal of subsidiaries	—	(1)
Charges in connection with disposal of an associate	6	—
Total adjusting items included in profit from operations	1,306	85

Disclosure of detailed information about impairment charge from possible change in assumptions	The table below shows sensitivities against key assumptions in respect of the total Grizzly product portfolio including both the Traditional and Modern Oral products, with the first representing a reasonably possible change to a key assumption within the value-in-use model which could result in an impairment charge. The second and third sensitivities indicate the individual changes required to key assumptions to reduce the excess of value-in-use earnings over the carrying value of the Grizzly brand to nil which Management do not consider to be reasonably possible scenarios.

Grizzly: Carrying amount £9,286 million; headroom £927 million
Assumptions
Reduction in the five-year volume forecast from CAGR of 7.3% to 2.5% leads to impairment of*	£1,475 million
Decrease in long-term growth rate to reduce headroom to nil	75 bps
Increase in pre-tax discount rate to reduce headroom to nil	70 bps
Note:
*Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact on operating margin %.  Fixed overhead cost allocations remain flat. This results in a decrease in operating cash flow for the discrete forecast years.
The table below indicates the additional
amount of impairment that would be required if the following individual changes were made to the key assumptions used in the impairment model:

Camel Snus: Carrying amount £636 million; headroom £nil	£m
Assumptions
Volume decline by additional 1% year on year in the discrete period*	35
Decrease in long-term growth rate by 50 bps	24
Increase in pre-tax discount rate by 75 bps	40
Note:
*Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact on operating margin %. Fixed overhead cost allocations remain flat. This results in a decrease in operating cash flow for the discrete forecast years. The 5-year volume CAGR included in the value-in-use model for the discrete period is a decline of 10.2%.

Pall Mall: Carrying amount £2,565 million; headroom £180 million
Assumptions
Volume decline by additional 3% year-on-year leads to impairment of*	£606 million
Decrease in average operating margin by 7.5% over the discrete period leads to impairment of**	£97 million
Increase in pre-tax discount rate to reduce headroom to nil	139 bps
Note:
*Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact on operating margin %.  Fixed overhead cost allocations remain flat. This results in a decrease in operating cash flow for the discrete forecast years. The annual rate of decline included in the value-in-use model ranges from 11.9% to 22% in the discrete period
**  The average operating margin applied in the value-in-use model is 60.6%.  Operating margin is calculated by reference to the Retail Sales Price and is before allocation of overheads. .